Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore is the primary beneficiary of the entity.

All significant intercompany transactions and balances between the Company, its subsidiaries, the VIE and subsidiaries of the VIE have been eliminated upon consolidation.

A non-controlling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Group.

2. Significant Accounting Policies (Continued)

(b) Principles of consolidation (Continued)

Consolidated net income/(loss) on the consolidated statements of comprehensive income/(loss) includes the net income/(loss) attributable to the non-controlling interests when applicable. For the years ended December 31, 2023, 2024 and 2025, the net income/(loss) attributable to the non-controlling interests were an income of RMB 0.73 million, a loss of RMB 4.16 million and an income of RMB 0.26 million, respectively. Cash flows related to transactions with non-controlling interest holders are presented under financing activities in the consolidated statements of cash flows when applicable.

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, determination of assessment for the allowance for credit loss, fair value of investments accounted for at fair value, impairment of long-term investments and valuation allowance of deferred tax assets. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.

(d) Functional currency and foreign currency translation

The Group’s reporting currency is Renminbi (‘‘RMB’’). The functional currency of the Company is United States dollar (‘‘US$’’). The functional currency of the Group’s PRC entities, the VIE and the VIE’s PRC subsidiaries is RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the transactions date. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet dates. Exchange gains and losses arising from foreign currency transactions are recorded in the consolidated statements of comprehensive income/(loss).

The financial statements of the Group’s non PRC entities are translated from their respective functional currencies into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulting foreign currency translation adjustments are reported in other comprehensive income/(loss) in the consolidated statements of comprehensive income/(loss), and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive income/(loss) in the consolidated statements of changes in shareholders’ equity. Total foreign currency translation adjustments included in the Group’s other comprehensive income/(loss) were an income of RMB 0.57 million, an income of RMB 0.37 million and a loss of RMB 0.42 million for the years ended December 31, 2023, 2024 and 2025, respectively.

(e) Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

2. Significant Accounting Policies (Continued)

(e) Fair value measurements (Continued)

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

a.	Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.
b.	Level 2—Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
c.	Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash equivalents, restricted cash, short-term investments, accounts receivable, receivables due from related parties, other receivables, long-term investments, accounts payable, accrued liabilities and other payables, short-term bank loan and amounts due to related parties.

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2024

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Wealth management products	—	41,947	—	41,947
Investments accounted for at fair value	—	—	53,580	53,580

As of December 31, 2025

Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Wealth management products	—	—	—	—
Investments accounted for at fair value	—	—	58,998	58,998

Recurring

The Group measures wealth management products at fair value on a recurring basis. To estimate the fair value of wealth management products, the Group refers to the quoted rate of return provided by financial institutions at the end of each year/period. The Group classifies the valuation techniques that use these inputs as level 2 of fair value measurement.

The Group applies fair value accounting to privately held investments classified as debt securities.

For the year ended December 31, 2024 and 2025, no investments were transferred between the three levels of the fair value hierarchy.

The privately held investments classified as debt securities mainly represent the investments in Hangzhou Jialin Information Technology Co., Ltd. (“Hangzhou Jialin”)) and its related entities, Company A, B, C and D.

2. Significant Accounting Policies (Continued)

(e) Fair value measurements (Continued)

The fair values of the investment in Hangzhou Jialin and its related entities as of December 31, 2025 and 2024 were determined based on a valuation technique under the market approach, specifically the guideline company method. Under this method, the market ratios implied by guideline companies were applied to determine the equity value of the subject company. The equity value was further allocated to the shares held by the Group using an equity allocation model. The key unobservable inputs adopted in the guideline company method include market ratios of 20.2x~20.9x and 21.4x as of December 31, 2025 and 2024, respectively. The key unobservable inputs adopted in the equity allocation model include risk-free rate of 1.3%~1.4% and 1.1% as of December 31, 2025 and 2024, respectively, and expected volatility of 44.2%~46.5% and 50.9% as of December 31, 2025 and 2024, respectively.

The fair values of the investment in Company A as of December 31, 2025 and 2024 were determined based on a valuation technique under the market approach, specifically the guideline company method. Under this method, the market ratios implied by guideline companies were applied to determine the equity value of the subject company. The equity value was further allocated to the shares held by the Group using an equity allocation model. The key unobservable inputs adopted in the guideline company methods include the market ratios of 1.2x and 1.0x as of December 31, 2025 and 2024, respectively. The key unobservable inputs adopted in the equity allocation model include risk-free rate of 1.3% and 1.1% as of December 31, 2025 and 2024, respectively and the expected volatility of 50.4% and 51.6% as of December 31, 2025 and 2024.

The fair value of the investment in Company B as of December 31, 2023 were determined based on a valuation technique under the market approach, specifically the market trending method. Under this method, the change in industrial stock index was applied to determine the entire equity value of the subject company. The equity value was further allocated to the shares held by the Group through the equity allocation model. The key unobservable inputs adopted in the market trending method include change in industrial stock index of -39.3% as of December 31, 2023. The key unobservable inputs adopted in the equity allocation model include risk-free rate of 2.3% and expected volatility of 37.6% as of December 31, 2023. The fair value of the investment in Company B as of December 31, 2024 and December 31, 2025 was determined as nil due to the significant liquidity difficulty of Company B.

The fair value of the investment in Company C as of December 31, 2025 and 2024 was determined based on a valuation technique under the market approach, specifically the back-solve method, under which the Group solved for Company C’s implied equity value by considering its recent equity transactions through an equity allocation model. The key unobservable inputs adopted in the equity allocation model include risk-free rate of 1.4% and 1.2% as of December 31, 2025 and 2024, respectively, and expected volatility of 65.2% and 64.5% as of December 31, 2025 and 2024, respectively.

The fair value of the investment in Company D as of December 31, 2025 was determined based on a valuation technique under the market approach, specifically the back-solve method, under which the Group solved for Company D’s implied equity value by considering its recent equity transactions through an equity allocation model. The key unobservable inputs adopted in the equity allocation model include risk-free rate of 1.3% as of December 31, 2025 and expected volatility of 65.3% as of December 31, 2025.

Non-Recurring

For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. The non-recurring fair value measurements of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured as of the observable transaction dates. The Group classifies the valuation methodologies that require management to use the observable transaction price at the transaction date as Level 2 of the fair value measurements. Details of the fair value measurements of equity securities accounted for under the measurement alternative is set out in Note 9 Long-term investments.

When there is impairment of equity securities accounted for under the measurement alternative and equity method investments, the non-recurring fair value measurements measured at the date of impairment. Nil, RMB 44.5 and Nil impairments recognized for the years ended 2023, 2024 and 2025, respectively.

2. Significant Accounting Policies (Continued)

(e) Fair value measurements (Continued)

As of December 31, 2024 and 2025, the fair values of cash and cash equivalents, restricted cash, time deposits, accounts receivable, receivables due from related parties, other receivables, accounts payable, accrued liabilities and other payables, short-term bank loan and amounts due to related parties approximated their carrying values reported in the consolidated balance sheets due to the short term maturities of these instruments.

(f) Cash and cash equivalents

Cash and cash equivalents represent cash in banks and highly liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

(g) Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the Consolidated Balance Sheets, and is included in the total cash, cash equivalents, and restricted cash in the Consolidated Statements of Cash Flows. The Group’s restricted cash mainly represents cash at bank with restricted use.

(h) Short-term investments

Short-term investments mainly consist of investment in wealth management products and time deposits. The wealth management products mainly issued by China Merchants Bank, which are redeemable by the Company at a periodic term or any working day within one year. The wealth management products are unsecured with variable interest rates and primarily invested in financial instruments with high credit rating and good liquidity in the interbank and exchange markets. The Company measures investments in these wealth management products at fair values.

Time deposits include the balances placed with the banks with original maturities over three months, but less than one year, as well as the long-term time deposits with right to early redeem without any penalty. The Company measures the time deposits in short-term investment at amortized cost.

(i) Accounts receivable, net

Accounts receivable is the Group’s right to consideration that is unconditional, and the right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected.

The Group makes estimations of the collectability of accounts receivable. Accounts receivable is measured at amortized cost and reported on the consolidated balance sheets at the outstanding principals adjusted for any write-offs and any allowance for credit losses. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment.

Expected credit losses

The allowance for accounts receivable is the Group’s estimate of credit losses based on historical collection activity, current business environment and forecasts of future macroeconomic conditions that may affect the customers’ ability of payment. The Group estimated the allowance by segmenting accounts receivable into pools based on certain credit risk characteristics, and determining an expected loss rate for each pool based on historical loss experience adjusted for judgments about the effects of relevant observable data including default rates, lifetime for debt recovery, current and future economic conditions.

2. Significant Accounting Policies (Continued)

(j) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful life
Electronic equipment and computers	3 years
Office furniture and equipment	3-5 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment is capitalized as addition to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income/(loss).

(k) Impairment of long-lived assets

The Group evaluates its long-lived assets with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value based on a discounted cash flow approach or, when available and appropriate, over comparable market values.

(l) Long-term investments

The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative, equity investments accounted for using the equity method and investments accounted for at fair value.

Equity investments accounted for using the measurement alternative

Investments in entities in which the Group does not have significant influence and without readily determinable fair value are accounted for using the measurement alternative of accounting in accordance with ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The Group records its share of measurement alternative investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes in orderly transactions for the identical or similar investment of the same issuer. The subsequent adjustments are recognized as “Long-term investment income/(loss), net” in the consolidated statements of comprehensive income/(loss).

The Group regularly evaluates the impairment of these investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss recognized equals to the excess of the investment cost over its fair value at the end of each reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

2. Significant Accounting Policies (Continued)

(l) Long-term investments (Continued)

Equity investments accounted for using the equity method

Investments in entities in which the Group can exercise significant influence but does not control or own a majority equity interest are accounted for using the equity method of accounting in accordance with ASC Topic 323 Investments-Equity Method and Joint Ventures. The Group adjusts the carrying amount of equity method investments for its share of the income or losses of the investee and reports the recognized income or losses as “Share of income/(loss) from equity method investments” in the consolidated statements of comprehensive income/(loss). The Group’s share of the income or losses of investees are based on the shares of common stock and in-substance common stock held by the Group. The Group records its share of the results of equity investment in 36Kr Global Holding (HK) Limited (“36Kr Global Holding”) on a one quarter in arrears basis.

The Group continuously reviews its investment in equity investees under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Investments accounted for at fair value

For investments in preferred shares that provide the Group redemption rights, the Group elected the fair value option in accordance with ASC Topic 825. The investments accounted for under the fair value option are carried at fair value with realized or unrealized gains and losses recorded on consolidated statements of comprehensive income/(loss) as “Long-term investment income/(loss), net”.

(m) Revenue recognition

According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price, including the constraint on variable consideration;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when (or as) the Group satisfy a performance obligation.

The following is a description of the accounting policy for the principal revenue streams of the Group.

I. Online advertising services

Online advertising revenue is derived principally from advertising contracts with customers, which allow advertisers to place advertisements on agreed areas of the Company’s PC website, mobile application and official accounts in other social networks including but not limited to Weibo, Weixin/WeChat, Toutiao and Bilibili (collectively referred to as “36Kr Platforms”) in different formats and over a particular period of time. The Group displays advertisement provided by customers in a variety of forms such as full screen display, banners, pop-ups, as well as advertorials and short-form videos. The Group also helps produce advertisements based on the customers’ requests, and post the advertisements on the 36Kr Platforms to help promote customers’ products and enhance their brand awareness. The Group has developed capabilities in generating and distributing its own and third - party high-quality content on 36Kr Platforms, there is no third party content for fulfilling a promise to the customers for the years ended December 31, 2023, 2024 and 2025.

2. Significant Accounting Policies (Continued)

(m) Revenue recognition (Continued)

I. Online advertising services (Continued)

The Group generates its online advertising service revenue primarily (i) at a fixed fee per each day’s advertisement display, which is known as the Cost Per Day (“CPD”) model, and (ii) at a fixed fee per each advertisement posted on the 36Kr Platforms, which the Group refers as the cost-per-advertisement basis. The Group recognizes revenue for the amount of fees it receives from its advertisers, after deducting discounts and net of value-added tax (“VAT”) under ASC 606.

The Group’s online advertising contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenues to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices of each distinct performance obligation based on the prices charged to customers when sold on a standalone basis.

Under the CPD model, a contract is signed to establish a fixed price for the advertising services to be provided over a period of time. Given the advertisers benefit from the advertising evenly, the Group recognizes revenue on a straight-line basis over the period of display, provided all revenue recognition criteria have been met. Under the cost-per-advertisement model, as all the economic benefit enjoyed by the customer can be substantially realized at the time the advertisements are posted initially, the Group recognizes revenue at a point in time when it posts the advertisements initially.

II.Enterprise value-added services

The principal enterprise value-added services that the Group provides to customers are set out as follows:

(i) Consulting

The Group provides customized market research and industry reports to established companies. In addition, the Group also helps the customers to organize and execute business events.

In certain circumstances, the Group engages third party suppliers to perform part of the aforementioned services in fulfilling its contract obligation. In these cases, the Group controls and takes responsibilities for such services before the services are transferred to the customer. The Group has the right to direct the suppliers to perform the service and control the goods or assets transferred to its customers. In addition, the Group combines and integrates the separate services provided by the suppliers into the specified marketing or business consulting solutions to its customers. Thus, the Group recognizes revenue as a principal in the gross amount of consideration to which it is entitled in exchange for the specified services transferred.

(ii)Online/offline events

The Group organizes offline and online diverse events, such as summits, forums, industry conferences and fan festivals in a bid to create brand-building opportunities and to facilitate business cooperation and investment opportunities. The services provided by the Group to the customer who then becomes a sponsor of such events including for the sponsor to participate as a speaker, to launch new products of the sponsor, to place advertisements at events and the 36Kr Platforms during the course of events.

2. Significant Accounting Policies (Continued)

(m) Revenue recognition (Continued)

II.Enterprise value-added services (Continued)

(iii) Integrated marketing

The Group provides one-stop media solutions to helps its customers develop tailored and diverse marketing strategies to improve their marketing efficiency. Integrated marketing services include providing end customers with marketing plan, marketing event organization and execution on third-party media platforms, and public relations, etc. The Group considers itself as the principal for this type of services as it is the primary obligor for such service, it has control over the services provided to the customers from market planning through service delivered since a) the Group is able to direct suppliers to deliver advertising services on its behalf based on the integrated marketing plan set by the Group including the content, form, time and media platform of the advertisement; b) the Group is obligated to fulfill the promise to provide the integrated marketing services to customers; c) the Group has the discretion in setting the prices for the services. Therefore, the Group recognize the revenues at a gross basis.

Although a bundle of services is provided to the customers in each of the three services mentioned above, the Group’s overall commitment in such contract arrangement is to transfer a combined item at a fixed fee, which is an integrated marketing or business consulting solution, to which the individual services are inputs. The integrated services are customized for the customers, and they are interdependent and interrelated. Therefore, the Group combines such bundles of services in the contracts into a single performance obligation. Most of the offline events are completed within several days, and most of the contracts of integrated marketing solution and business consulting are completed within one year. The revenues are recognized ratably over the duration of such events and activities.

(iv) Advertisement agent services

Starting from 2021, the Group as an agent coordinates and procures the third-party advertisement resources on behalf of its customers based on the purchase orders from the customers including the content, form, s time and media platform of the advertisement. The Group considers itself as an agent for these services because the Group does not control the advertisement services provided to the customer which is evidenced by 1) the Group does not obtain control of the purchased advertisement services prior to its transfer to the customer; 2) the Group does not have the power to determine the specific advertisement services, which are all executed based on the instructions from the customers; 3) the Group cannot sell the purchased advertisement resources to parties other than the customers; 4) the Group does not integrate purchased advertisement services with the Group’s other services and then provide them to the customer; and 5) the Group has limited pricing latitude for the services provided. Therefore, the Group recognize the revenues at a net basis. Acting as an agent, in addition to help procuring the advertising resources for the customers, the Group also pays on behalf of customer for the advertising resources procured, i.e., provides financing to the customer. The interest income from the financing is recognized as revenue over the period that the Group pays on behalf of the customer as it is part of the Group’s normal business. The related cash flows for financing are presented as investing activities in the consolidated statements of cash flows. There were no transactions that took place related to the advertisement agent services for the years ended December 31, 2023, 2024 and 2025 except for the cash received from the customer for the financing provided by the Group in prior years.

III. Subscription services

(i) Institutional investor and enterprise subscription services

The Group offers institutional investor and enterprise subscription services. The subscription service package to institutional investors and to New Economy enterprises include creating their yellow pages on the 36Kr Platform, publishing articles about the customers on the 36Kr Platform, priority access to 36Kr’s online and offline activities, etc. For enterprise subscribers the Group also offers online courses and one-on-one consulting. The Group offers such subscription benefits for a fixed period subscription fee.

2. Significant Accounting Policies (Continued)

(m) Revenue recognition (Continued)

III. Subscription services (Continued)

(i) Institutional investor and enterprise subscription services (Continued)

Both the institutional investor and enterprise subscription services involve multiple performance obligations. The Group allocates revenues to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices of each distinct performance obligation based on the prices charged to customers when sold on a standalone basis. Where standalone selling price is not directly observable, the best estimate of the standalone selling price takes into consideration of the pricing of advertisings or enterprise value-added services of the Group with similar characteristics and advertisements or services with similar formats and quoted prices from competitors and other market conditions. For most of such contracts, performance obligations are completed within one year. The revenue has been recognized over the period when such services are delivered or when the services are rendered based on the transaction price allocated to each performance obligation.

(ii) Individual subscription services

The Group provides offline trainings services to its individual subscribers, which is organized by the Group, and the Group is responsible for delivering the training to the individual subscribers and has primary responsibility and broad discretion to establish price. Therefore, the Group is considered the primary obligor in these transactions and recognize the revenues at a gross basis.

No individual and enterprise subscription service was provided by the Group for the year ended December 31, 2025.

In the following table, the total revenue is disaggregated by the major service lines mentioned above.

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Online advertising services	238,701	180,609	179,681
Enterprise value‑added services
Consulting	40,581	18,774	23,001
Online/offline events	22,776	12,481	7,161
Integrated marketing	3,171	888	2,995
Advertisement agent services	769	689	—
Revenue for Enterprise value‑added services	67,297	32,832	33,157
Subscription services
Institutional investor subscription services	26,417	15,607	15,099
Individual subscription services	7,620	2,021	—
Enterprise subscription services	150	1	—
Revenue for Subscription services	34,187	17,629	15,099
Total revenue	340,185	231,070	227,937

2. Significant Accounting Policies (Continued)

(m) Revenue recognition (Continued)

III. Subscription services (Continued)

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. The Group records contract assets when the Group has a right to consideration in exchange for goods or services that it has transferred to a customer and when that right is conditioned on something other than the passage of time (for example, the entity’s future performance). Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment. As of December 31, 2024 and 2025 there were no contract assets recorded in the Group’s consolidated balance sheets.

If a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional (that is, a receivable), before the Group transfers a good or service to the customer, the Group shall present the contract as a contract liability when the payment is made or the payment is due (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which it has received consideration (or an amount of consideration is due) from the customer. Receipts in advance and deferred revenue relate to unsatisfied performance obligations at the end of the period and primarily consist of fees received from advertisers. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Contract liability is presented as deferred revenue in the consolidated balance sheets. Revenue recognized for the years ended December 31, 2023, 2024 and 2025 that was included in the contract liabilities balance at the beginning of the period was RMB 24.58 million, RMB 23.43 million and RMB 19.30 million, respectively.

Practical expedients and exemptions

The Group generally expenses sales commissions when incurred because the amortization periods are generally one year or less. These costs are recorded within sales and marketing expenses.

(n) Cost of revenues

The Group’s cost of revenues consists primarily of (i) personnel-related expenses in relation to the content production and related share-based compensation expenses; (ii) advertising content producing costs, such as video production costs; (iii) execution fee of enterprise value-added services mainly including advertising resources procurement cost, site fee and cost of offline event.

(o) Sales and marketing expenses

Sales and marketing expenses consist primarily of personnel-related expenses including sales commissions related to the sales and marketing personnel and related share-based compensation expenses; marketing and promotional expenses including promotion activity outsourcing costs; rental expenses and depreciation expenses.

Advertising costs are expensed as incurred, and are included in sales and marketing expenses. For the years ended December 31, 2023, 2024 and 2025, total advertising expenses were RMB 4.90 million, RMB 2.34 million and RMB 0.18 million, respectively.

(p) General and administrative expenses

General and administrative expenses consist primarily of payroll and related share-based compensation expenses for employees involved in general corporate functions, including finance, legal and human resources expenses, provision of allowance for credit losses, costs associated with use by these functions of facilities and equipment, such as depreciation, rental and other general corporate related expenses.

2. Significant Accounting Policies (Continued)

(q) Research and development expenses

Research and development expenses consist primarily of (i) personnel-related expenses associated with the development of, enhancement to the Group’s PC websites, mobile applications and mobile websites; (ii) technology expenses related to technology procurement device maintenance and testing; and (iii) rental expense and depreciation of servers.

For internal use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platform. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Company’s research and development expenses qualifying for capitalization has been immaterial, as a result, all development costs incurred for development of internal used software have been expensed as incurred.

(r) Operating lease

On February 25, 2016, the FASB issued ASU 2016-02 Leases (Topic 842), which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

(s) Share-based compensation

All share-based awards granted to employees, including restricted share units and share options, are measured at fair value on grant date. Share-based compensation expense is recognized using the straight-line vesting method for awards that contain only service conditions. For the share options granted with performance conditions, the share-based compensation expenses are recorded using graded vesting method when the performance condition is considered probable. The Group early adopted ASU 2016-09 from the earliest period presented to recognize the effect of forfeiture in compensation cost when they occur.

The Group uses the binomial option pricing model to estimate fair value of the share options. The determination of estimated fair value of share-based awards on the grant date using an option pricing model is affected by the fair value of underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected volatility of underlying ordinary shares over the expected term of the awards, actual and projected share option exercise behaviors, a risk-free interest rate and any expected dividends.

2. Significant Accounting Policies (Continued)

(s) Share-based compensation (Continued)

Cancellation of an award accompanied by the grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. If the awards are expected to vest under the original vesting condition, the compensation cost would be recognized regardless of whether the employee satisfies the modified condition. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Group recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

(t) Employee benefits

The Group’s consolidated subsidiaries, the VIE and the VIE’s subsidiaries in the PRC (the “PRC Entities”) participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the PRC Entities to pay the local labor and social welfare authorities’ monthly contributions at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the PRC Entities have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as cost and expenses in the consolidated statements of comprehensive income/(loss) were appropriately RMB 45.94 million, RMB 36.64 million and RMB29.24 million for the years ended December 31, 2023, 2024 and 2025, respectively.

(u) Taxation

Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax basis of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the period of change.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive income/(loss). The Group did not have any unrecognized uncertain tax positions as of and for the years ended December 31, 2023, 2024 and 2025.

2. Significant Accounting Policies (Continued)

(v) Government grants

Government grants primarily represent subsidies for operating a business. These grants are not subject to any specific requirements and are recorded when received. For the years ended December 31, 2023, 2024 and 2025, government grants amounted to approximately RMB 1.1 million, RMB 0.5 million, and RMB 0.2 million, respectively.

(w) Other income/(expenses) — Others, net

Others, net mainly represent interest income, interest expense, foreign currency exchange gains or losses and gains generated from write-offs of accounts payable.

(x) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the Group’s consolidated balance sheets, includes the foreign currency translation.

(y) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholders, or a related corporation.

(z) Segment reporting

Based on the criteria established by ASC 280, Segment Reporting, the Group’s chief operating decision maker has been identified as its Chief Executive Officer, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment. The Company is domiciled in the Cayman Islands while the Group mainly operates its businesses in the PRC and earns majority of the revenues from external customers attributed to the PRC.

(aa) Statutory reserve

The Group’s consolidated subsidiaries, the VIE and VIE’s subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the law applicable to the Foreign Investment Enterprises established in the PRC, the Company’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their annual after-tax profit (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriation to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Law, the Group’s VIE registered as Chinese domestic company must make appropriations from its annual after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under the PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payment of special bonus to employee and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loan or advances, nor can they be distributed except under liquidation.

2. Significant Accounting Policies (Continued)

(aa) Statutory reserve (Continued)

Profit appropriation to above reserve funds was made for the Group’s entities established in the PRC was RMB 0.54 million, RMB 0.02 million and RMB 0.73 million for the years ended December 31, 2023, 2024 and 2025, respectively.

(ab) Net income/(loss) per share

Net income/(loss) per share is computed in accordance with ASC 260, “Earnings per Share”. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the period. Dilutive equivalent shares are excluded from the computation of diluted income per share if their effects would be anti-dilutive. Ordinary share equivalents consist of ordinary shares issuable upon the vesting of the restricted share units or the exercise of share options, using the treasury stock method. The Group uses the two-class method to calculate net income per share though both classes share the same rights in dividends.

(ac) Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.